Consolidated Statements of Changes in Equity - CAD ($) $ in Millions	Total	Subordinate voting shares	Total attributable to shareholders	Share capital	Share capital Multiple voting shares	Share capital Subordinate voting shares	Contributed surplus	Retained earnings	Retained earnings Subordinate voting shares	Accumulated other comprehensive income (loss)	Non-controlling interest
Shareholders’ equity, beginning balance at Mar. 29, 2020	$ 497.3		$ 497.3	$ 114.7	$ 1.4	$ 113.3	$ 15.7	$ 366.8		$ 0.1	$ 0.0
Issuance of shares	4.0		4.0	5.8	0.0	5.8	(1.8)
Net income	70.3		70.3					70.3
Other comprehensive (loss) income	(5.3)		(5.3)							(5.3)
Share-based payment	11.3		11.3				11.3
Shareholders’ equity, ending balance at Mar. 28, 2021	577.6		577.6	120.5	1.4	119.1	25.2	437.1		(5.2)	0.0
Normal course issuer bid purchase of subordinate voting shares	(253.2)	$ (253.2)	(253.2)	(11.9)		(11.9)		(241.3)	$ (241.3)
Issuance of shares	7.1		7.1	9.9	0.0	9.9	(2.8)
Net income	94.6		94.6					94.6
Other comprehensive (loss) income	(12.0)		(12.0)							(12.0)
Share-based payment	14.0		14.0				14.0
Deferred tax on share-based payment	(0.2)		(0.2)				(0.2)
Shareholders’ equity, ending balance at Apr. 03, 2022	427.9		427.9	118.5	1.4	117.1	36.2	290.4		(17.2)	0.0
Non-controlling interest on business combination	11.7										11.7
Put option for non-controlling interest	(21.2)		(21.2)					(21.2)
Normal course issuer bid purchase of subordinate voting shares	(26.7)	$ (26.7)	(26.7)	(2.4)		(2.4)		(24.3)	$ (25.4)
Normal course issuer bid purchase of subordinate voting shares held for cancellation	(1.2)		(1.2)	(0.1)		(0.1)		(1.1)
Liability to broker under automatic share purchase plan	(20.0)		(20.0)				(20.0)
Issuance of shares	0.0		0.0	2.7	0.0	2.7	(2.7)
Net income	68.9		72.7					72.7			(3.8)
Other comprehensive (loss) income	23.1		23.0							23.0	0.1
Share-based payment	15.0		15.0				15.0
Shareholders’ equity, ending balance at Apr. 02, 2023	$ 477.5		$ 469.5	$ 118.7	$ 1.4	$ 117.3	$ 28.5	$ 316.5		$ 5.8	$ 8.0